Expense Example {- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Industrials Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Industrials Fund-Class A
Expense Example:
1 year	$ 673
3 years	881
5 years	1,106
10 years	1,751
Fidelity Advisor Industrials Fund-Class M
Expense Example:
1 year	475
3 years	739
5 years	1,023
10 years	1,830
Fidelity Advisor Industrials Fund-Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	1,886
Fidelity Advisor Industrials Fund - Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786